FINANCIAL ASSETS AND LIABILITIES - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Principal	R$ (66,455,426)	R$ (56,904,654)	R$ (52,987,216)
Swaps Debentures
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Interest, Index	IPCA + 4.52%
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	R$ (5,977,995)
Principal	(6,016,611)	(4,732,878)
Accumulated fair value adjustment of Debt	(620,631)	297,429
Notional amount of derivatives	5,977,995
Hedging instrument, assets	58,757	(695,276)
Derivative hedging instruments accumulated fair value adjustment	(564,880)	147,616
Notional amount of hedging instruments
Net currency and interest rate instruments	(5,957,854)	(5,428,154)
Net accumulated fair value adjustment of currency and interest rate instruments	(1,185,511)	445,045
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap exchange rate and interest [member] | Rumo Malha Norte SA [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	120,850
Hedging instrument, assets	(98,758)	5,293
Derivative hedging instruments accumulated fair value adjustment	104,049	(5,293)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,791,600)
Principal	(2,631,834)	(2,178,449)
Accumulated fair value adjustment of Debt	(254,278)	167,874
Notional amount of derivatives	2,791,600
Hedging instrument, assets	(50,047)	(460,939)
Derivative hedging instruments accumulated fair value adjustment	(410,893)	42,265
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,259,375)
Principal	(2,418,140)	(2,066,885)
Accumulated fair value adjustment of Debt	(213,825)	126,408
Notional amount of derivatives	2,259,375
Hedging instrument, assets	112,984	(239,630)
Derivative hedging instruments accumulated fair value adjustment	(352,614)	110,644
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | PPE - (Moove) | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(536,300)
Principal	(620,690)
Accumulated fair value adjustment of Debt	(13,554)
Notional amount of derivatives	536,300
Hedging instrument, assets	66,126
Derivative hedging instruments accumulated fair value adjustment	66,126
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Principal
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCEs [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(269,870)
Principal	(320,606)
Accumulated fair value adjustment of Debt	(4,164)
Notional amount of derivatives	269,870
Hedging instrument, assets	28,452
Derivative hedging instruments accumulated fair value adjustment	28,452
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCE US Dollar [Member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(120,850)
Principal	(25,341)	(487,544)
Accumulated fair value adjustment of Debt	(134,810)	3,147
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(12,259,016)
Principal	(11,597,807)	(9,768,167)
Accumulated fair value adjustment of Debt	(1,378,947)	442,763
Notional amount of derivatives	12,259,016
Hedging instrument, assets	(539,148)	490,258
Derivative hedging instruments accumulated fair value adjustment	938,448	(889,431)
Notional amount of hedging instruments
Net currency and interest rate instruments	(12,136,955)	(9,277,909)
Net accumulated fair value adjustment of currency and interest rate instruments	(440,499)	(446,668)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment		(221,000)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(791,665)
Principal	(678,785)	(803,990)
Accumulated fair value adjustment of Debt	100,511	54,807
Notional amount of derivatives	791,665
Hedging instrument, assets	(101,565)	(56,085)
Derivative hedging instruments accumulated fair value adjustment	(45,480)	34,108
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(10,189,275)
Principal	(9,719,039)	(7,973,671)
Accumulated fair value adjustment of Debt	(1,375,324)	397,073
Notional amount of derivatives	10,189,275
Hedging instrument, assets	(360,998)	559,964
Derivative hedging instruments accumulated fair value adjustment	920,964	(708,626)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(22,516)
Principal	(25,764)	(36,301)
Accumulated fair value adjustment of Debt	(40,521)	971
Notional amount of derivatives	22,516
Hedging instrument, assets	938	1,600
Derivative hedging instruments accumulated fair value adjustment	662	(2,158)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | ACF (Rumo) | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(312,528)
Principal	(299,706)
Accumulated fair value adjustment of Debt	(13,635)
Notional amount of derivatives	312,528
Hedging instrument, assets	(13,864)
Derivative hedging instruments accumulated fair value adjustment	13,864
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(943,032)
Principal	(874,513)	(954,205)
Accumulated fair value adjustment of Debt	(49,978)	(10,088)
Notional amount of derivatives	943,032
Hedging instrument, assets	(63,659)	(15,221)
Derivative hedging instruments accumulated fair value adjustment	R$ 48,438	R$ 8,245